Document and Entity Information	0 Months Ended
Jun. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2014
Registrant Name	FRONTIER FUNDS, INC.
Central Index Key	0001014913
Amendment Flag	false
Document Creation Date	Mar. 23, 2015
Document Effective Date	Mar. 23, 2015
Prospectus Date	Mar. 23, 2015
Frontier MFG Global Plus Fund | Institutional Class
Risk/Return:
Trading Symbol	FMGPX
Frontier MFG Global Plus Fund | Class Y
Risk/Return:
Trading Symbol	FMGYX